INVESTMENTS IN AFFILIATES - Narrative (Details) $ / shares in Units, $ in Thousands, € in Millions		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 22, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2021 EUR (€)
Schedule of Equity Method Investments [Line Items]
Payments to acquire joint venture				$ 15	$ 8,817	$ 0	$ 0
Equity method investments		$ 8,420	$ 62,370		8,420	$ 0
Cash consideration for investment in affiliates			25,000	$ 15
Debt obligations		$ 31,161			$ 31,161
Line Of Credit
Schedule of Equity Method Investments [Line Items]
Loan facility, maximum borrowing capacity			$ 17,400					€ 15.0
Long-term debt, term			5 years					5 years
Guarantor obligations, maximum exposure, percent			50.00%
Line Of Credit | Revolving Credit Facility
Schedule of Equity Method Investments [Line Items]
Loan facility, maximum borrowing capacity			$ 7,000					€ 6.0
Long-term debt, term			4 years					4 years
Guarantor obligations, maximum exposure, percent			50.00%
Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%			50.00%
Payments to acquire joint venture		$ 8,800			$ 8,800
Equity method investments		$ 8,400	$ 4,800		$ 8,400
Debt obligations			12,200
Nikola Iveco Europe B.V. | Financial Guarantee
Schedule of Equity Method Investments [Line Items]
Maximum exposure to loss			$ 17,000
Nikola Iveco Europe B.V. | Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%		50.00%			50.00%
Equity method investment, volume and profit allocation percentage		50.00%	50.00%		50.00%			50.00%
Wabash Valley Resources
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	20.00%
Equity method investments	$ 57,376	$ 0	$ 57,600		$ 0
Cash consideration for investment in affiliates	$ 25,000
Common stock issued for investment in affiliates, net of common stock with embedded put right (in shares) | shares	1,682,367
Sale of stock, price per share (in dollars per share) | $ / shares	$ 14.86
Asset Acquisition, Consideration Transferred, Equity Interest Issued and Issuable	$ 32,400
Fair value	54,139
Common stock issued for investment in affiliates including common stock subject to Put Right	13,200
Wabash Valley Resources | Put Option
Schedule of Equity Method Investments [Line Items]
Common stock issued for investment in affiliates including common stock subject to Put Right	$ 3,200
Iveco | Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%			50.00%
Iveco | Nikola Iveco Europe B.V. | Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%		50.00%			50.00%
Equity method investment, volume and profit allocation percentage		50.00%	50.00%		50.00%			50.00%